Annual Fund Operating Expenses - Class Inst R6 Shares - Goldman Sachs Tactical Tilt Overlay Fund	Dec. 29, 2021
Institutional Shares
Operating Expenses:
Management Fees	0.72%
Other Expenses	0.06%
Acquired (Underlying) Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	0.93%	[1]
Fee Waivers and Expense Limitation	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	0.81%	[1]
Class R6 Shares
Operating Expenses:
Management Fees	0.72%
Other Expenses	0.05%
Acquired (Underlying) Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	0.92%	[1]
Fee Waivers and Expense Limitation	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation	0.80%	[1]

[1]	The “Total Annual Portfolio Operating Expenses” and “Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include “Acquired (Underlying) Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary (as defined below) at an annual rate of 0.42% of the Subsidiary’s average daily net assets; and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.164% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The management fee waiver arrangement with respect to affiliated fund fees and expense limitation arrangement will remain in effect through at least December 29, 2022, and prior to such date the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees.